Intangible Assets, Net (Schedule of Carrying Amounts of Intangible Assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about intangible assets [abstract]
Intangible assets with a finite useful life	$ 1,182	$ 280,683
Intangible assets with an indefinite useful life or not yet available for use	459	96,095
Goodwill and intangible assets, net	$ 1,641	$ 376,778